Share-based compensation - Schedule of restricted share award activity (Details) (Restricted share awards, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted share awards
Number of non-vested restricted shares (in shares)
Outstanding (in shares)	657,156.000	619,300	0
Granted (in shares)	49,684	37,856	641,800
Forfeited (in shares)		0	(22,500)
Vested (in shares)		0	0
Outstanding (in shares)	706,840.00	657,156.000	619,300
Weighted average grant data fair value (in dollars per share)
Outstanding (in dollars per share)	$ 10.30	$ 10.00	$ 0.00
Granted (in dollars per share)	$ 15.39	$ 15.22	$ 10.00
Forfeited (in dollars per share)			$ 10.00
Outstanding (in dollars per share)	$ 10.66	$ 10.30	$ 10.00